RESTRUCTURING	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014
Restructuring and Related Activities [Abstract]
RESTRUCTURING
(12)	RESTRUCTURING

Fiscal 2015 Restructuring Plans

EMEA Reorganization Plan

In October 2014, the Company announced actions to optimize the back-office and support functions in EMEA. The Company plans to reduce headcount in EMEA by approximately 40, with the majority of reductions expected to occur during the first half of fiscal 2015. During the three months ended November 30, 2014, the Company recorded $4.2 million of pretax employee-related costs and expects to recognize additional pretax employee-related costs of $2.7 million throughout the remainder of fiscal 2015 for this plan. As of November 30, 2014, the Company has a balance of $3.2 million accrued for this plan. Cash payments associated with this plan are expected to occur during fiscal 2015 as the plan is completed.

North American Production Facilities Consolidation Plan

In November 2014, the Company announced plans to consolidate its North American production facilities. As part of the ongoing review of its manufacturing footprint, the Company will close its plant in Stryker, Ohio in the third quarter of fiscal 2015 and shift the plant’s production to other North American facilities. The Company expects to reduce headcount by approximately 70 by the end of fiscal 2015. The Company recorded $0.6 million of pretax employee-related costs during the three months ended November 30, 2014 and expects to recognize additional pretax employee-related costs of $1.9 million throughout the remainder of fiscal 2015. As of November 30, 2014, the Company has a balance of $0.6 million accrued for this plan. Cash payments associated with this plan are expected to occur during fiscal 2015 as the plan is completed.

North American SG&A Reduction Plan

In November 2014, the Company announced plans to reduce headcount by approximately 10, primarily in North America selling, general and administrative functions as part of its ongoing effort to drive further synergies from recent acquisitions. The Company recorded $0.2 million of pretax employee-related costs during the three months ended November 30, 2014 and expects to recognize additional pretax employee-related costs of $0.3 million throughout the remainder of fiscal 2015. As of November 30, 2014, the Company has a balance of $0.1 million accrued for this plan. Cash payments associated with this plan are expected to occur during fiscal 2015 as the plan is completed.

For discussion of the Company’s previous restructuring plans, refer to Note 15 of the Company’s Annual Report on Form 10-K for the fiscal year ended August 31, 2014, as amended and superseded in part by the Company’s Current Report on Form 8-K filed on April 27, 2015.

The following table summarizes the activity related to the Company’s restructuring plans:

	Employee - related Costs	Other Costs	Translation Effect	Total Restructuring Costs
	(In thousands)
Accrual balance as of August 31, 2014	$1,745	$371	$(304)	$1,812
Fiscal 2015 charges	4,907	312	—	5,219
Fiscal 2015 payments	(1,419)	(328)	—	(1,747)
Translation	—	—	(133)	(133)

Accrual balance as of November 30, 2014	$5,233	$355	$(437)	$5,151

Restructuring expenses are excluded from segment operating income but are attributable to the reportable segments as follows:

	Three months ended November 30,
	2014	2013
	(In thousands)
EMEA	$4,274	$501
USCAN	762	67
LATAM	183	1,145
APAC	—	65

Total restructuring expense	$5,219	$1,778

NOTE 15 — RESTRUCTURING

Fiscal 2015 Restructuring Plans

EMEA Reorganization Plan

In October 2014, the Company announced actions to optimize the back-office and support functions in EMEA. The Company plans to reduce headcount in EMEA by approximately 40, with the majority of reductions expected to occur during the first half of fiscal 2015. The Company expects to record pretax employee-related and other restructuring costs of approximately $10 million, primarily in the first half of fiscal 2015. There were no charges recorded during fiscal 2014 related to this plan.

Fiscal 2013 Restructuring Plans

Americas Reorganization Plan

In the fourth quarter of fiscal 2013, the Company conducted restructuring activities primarily in Mexico and Grand Junction, Tennessee to better align capacity with demand. As part of this restructuring, the Company reduced headcount in the former Americas segment by approximately 85, of which the majority of reductions occurred during fiscal 2013. The Company recorded $0.7 million and $1.5 million of pretax employee-related restructuring costs during fiscal 2014 and 2013, respectively. As of August 31, 2014, the Company expects no further charges and has no remaining accrual related to this plan as it is considered complete.

Brazil Consolidation Plan

During fiscal 2013, the Company initiated restructuring activities to consolidate two of its three existing leased manufacturing facilities in Brazil. In fiscal 2014, manufacturing activities at two facilities in the State of Sao Paulo, Brazil were relocated to a new facility. The Company offered eligible associates the ability to transfer from the two existing manufacturing facilities to the new facility. As a result of this consolidation, the Company reduced headcount in Brazil by approximately 55 in fiscal 2013, partially offset by the addition of approximately 35 associates at the Company’s new manufacturing facility, including associate transfers and new hires. The Company recorded $3.1 million and $1.6 million of pretax employee-related and other restructuring costs during fiscal 2014 and 2013, respectively. Additionally, the Company recorded $0.1 million and $0.7 million of accelerated depreciation included in cost of sales during fiscal 2014 and 2013, respectively. As of August 31, 2014, the Company has a balance of $0.1 million related to this plan and expects to recognize minimal additional pretax employee-related and other cash charges during fiscal 2015. Cash payments associated with this plan are expected to occur through fiscal 2015 as the plan is completed.

EMEA Reorganization Plan

In fiscal 2013, the Company executed restructuring activities to better reflect its current business footprint and customer needs in the challenging economic environment in Europe. As part of this restructuring, the EMEA regional team reduced headcount by approximately 45, of which the majority of the reductions occurred in fiscal 2013. The Company recorded $0.6 million and $6.4 million of pretax employee-related restructuring costs during fiscal 2014 and 2013, respectively. As of August 31, 2014, the Company has a balance of $0.3 million accrued for employee-related costs related to this plan. The Company expects to recognize minimal additional pretax employee-related cash charges during fiscal 2015. Cash payments associated with this plan are expected to occur through fiscal 2016 as the plan is completed.

Bellevue, Ohio Facility Plan

In the first quarter of fiscal 2013, the Company sold its Bellevue, Ohio facility to continue its focus on higher-value technical products. As part of this sale, the Company recorded minimal charges related to this plan during fiscal 2014 and $0.3 million of pretax employee-related costs and other restructuring expenses in fiscal 2013. Additionally, the Company recorded $0.4 million of accelerated depreciation associated with this plan during fiscal 2013. The Company expects no further charges and has no remaining accrual as of August 31, 2014 related to this plan as it is considered complete.

Fiscal 2012 Restructuring Plans

Masterbatch Reorganization Plan

Effective September 1, 2012 the masterbatch product family was split into two separate product families, Custom Performance Colors and Masterbatch Solutions. As a result, the Company reduced headcount in the EMEA and APAC segments in the fourth quarter of fiscal 2012. The Company recorded $0.4 million in fiscal 2014, minimal charges related to this plan during fiscal 2013 and $2.3 million of pretax employee-related restructuring costs in fiscal 2012, of which the majority was related to the EMEA segment. As of August 31, 2014, the Company has a balance of $1.2 million accrued related to the EMEA segment for employee-related costs and expects minimal charges related to this plan to be recognized in fiscal 2015. Cash payments associated with this plan are expected to occur through fiscal 2016 as the plan is completed.

EMEA Operations and Back-Office Plan

In November 2011, the Company initiated a restructuring plan of EMEA’s operations and back-office functions to better leverage savings from its Shared Service Center located in Belgium. As part of this plan, the Company reduced headcount in EMEA by approximately 50, and the majority of the reductions occurred in the first and second quarters of fiscal 2012. The Company recorded minimal charges during fiscal 2014 and $0.3 million and $4.7 million of pretax employee-related restructuring expense during fiscal 2013 and 2012, respectively. As of August 31, 2014, the Company has a balance of $0.1 million accrued for employee-related costs related to this plan and expects minimal employee-related charges during fiscal 2015. Cash payments associated with this plan are expected to occur through fiscal 2015 as the plan is completed.

Fiscal 2011 Restructuring Plans

During fiscal 2012, the Company recognized charges of $1.6 million and $0.5 million related to the former Americas Engineered Plastics and Italy plans, respectively, which are considered complete.

Consolidated Restructuring Summary

The following table summarizes the activity related to the Company’s restructuring plans:

	Employee- related Costs	Other Costs	Translation Effect	Total Restructuring Costs
	(In thousands)
Accrual balance as of August 31, 2012	3,524	381	(539)	3,366
Fiscal 2013 charges	8,669	1,831	—	10,500
Fiscal 2013 payments	(6,747)	(1,812)	—	(8,559)
Translation	—	—	42	42

Accrual balance as of August 31, 2013	$5,446	$400	$(497)	$5,349
Fiscal 2014 charges	2,223	2,660	—	4,883
Fiscal 2014 payments	(5,924)	(2,689)	—	(8,613)
Translation	—	—	193	193

Accrual balance as of August 31, 2014	$1,745	$371	$(304)	$1,812

Restructuring costs are excluded from segment operating income but are attributable to the reportable segments as follows:

	Year Ended August 31,
	2014	2013	2012
	(In thousands)
EMEA	$1,000	$6,704	$7,531
USCAN	754	1,376	1,603
LATAM	$3,053	$2,240	$—
APAC	76	180	122

Total	$4,883	$10,500	$9,256